Segment information (Tables)	12 Months Ended
Dec. 31, 2024
Schedule of asset and income by segment
	As at December 31, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Current assets	8,620,407	3,432,340	12,052,747
Non-current assets	5,066,477	-	5,066,477
Current liabilities	6,678,992	-	6,678,992
Non-current liabilities	-	-	-
	As at December 31, 2023
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Current assets	3,897,317	7,187,988	11,085,305
Non-current assets	5,482,157	907,366	6,389,523
Current liabilities	4,565,566	-	4,565,566
Non-current liabilities	-	-	-
	For the years ended December 31, 2024
	Biopharmaceutical	Strategic Investments	Total
	$	$	$
Interest expense (income)	(14,695)	(558,196)	(572,891)
Total operating expenses	16,135,899	361	16,136,260
Net (loss) income	(15,473,364)	557,835	(14,915,529)
	For the years ended December 31, 2023
	Biopharmaceutical	Strategic Investments	Consolidated
	$	$	$
Interest income	(675,731)	(110,632)	(786,363)
Total operating expenses	23,169,675	619,823	23,789,498
Net (loss)	(18,204,886)	(25,702)	(18,230,588)